Acquisition of Aquila Biolabs GmbH (Details 1)	12 Months Ended
Jun. 30, 2020 USD ($) $ / shares
Acquisition of Aquila Biolabs GmbH
Revenues | $	$ 9,346
Net loss | $	$ (1,650)
Earnings per share: Diluted | $ / shares	$ (0.37)
Earnings per share: Basic | $ / shares	$ (0.37)